Investment Strategy	Jun. 26, 2025
Invesco AMT-Free Municipal Income Fund | Invesco AMT-Free Municipal Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal market conditions, and as a fundamental policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities the income from which, in the opinion of counsel to the issuer of each security, is exempt from regular federal individual and, as applicable, the Fund’s state income tax. These primarily include municipal bonds (long-term (generally more than one-year) obligations), municipal notes (short-term obligations), interests in municipal leases, and tax-exempt commercial paper. The policy stated in the foregoing sentence may not be changed without shareholder approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (1940 Act). In complying with this 80% investment requirement, the Fund may invest in derivatives and other instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.
Municipal securities generally are classified as general or revenue obligations. General obligations are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are bonds whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. The securities in which the Fund invests may also include securities issued by U.S. territories, commonwealths and possessions, or by their agencies, instrumentalities and authorities, if the interest on such securities is not subject to federal income tax.
The Fund will not invest in municipal securities the interest on which would be subject to the federal “alternative minimum tax” (AMT).
Most of the securities the Fund buys are “investment-grade,” although it can invest as much as 25% of its total assets in below-investment-grade securities (commonly called “junk bonds”), and may acquire securities that are in default. Credit rating downgrades of a single issuer or related similar issuers whose securities the Fund holds in significant amounts could substantially and unexpectedly increase the Fund’s exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk.
If the Fund has more than 25% of its total assets invested in below-investment-grade securities, Invesco Advisers, Inc. (Invesco or the Adviser) will not purchase additional below-investment-grade securities until the level of holdings in those securities no longer exceeds the restriction. This restriction is applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been downgraded or, in the case of an unrated security, after the Adviser has changed its assessment of the security’s credit quality. As a result, credit rating downgrades or other market fluctuations may cause the Fund’s holdings of below-investment-grade securities to exceed, at times significantly, this restriction for an extended period of time. Investment-grade securities are:
(i) securities rated BBB- or higher by S&P Global Ratings (S&P) or Baa3 or higher by Moody's Investors Service, Inc. (Moody's) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase. While securities rated BBB+, BBB or BBB- by S&P or Baa1, Baa2 or Baa3 by Moody's are considered investment-grade, they have some speculative characteristics. If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the Adviser uses the highest rating assigned. The Fund also invests in unrated securities, in which case the Adviser internally assigns ratings to those securities, after assessing their credit quality and other factors, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations.
To the extent the Fund invests in pre-refunded municipal securities collateralized by U.S. government securities, the Fund may treat those securities as investment-grade (AAA) securities even if the issuer itself has a below-investment-grade rating.
The Fund does not limit its investments to securities in a particular maturity range, but it currently focuses on securities with maturities between 5 and 30 years when issued. The Fund may invest in obligations that pay interest at fixed or variable rates. The Fund can invest in inverse floating rate interests (Inverse Floaters) issued in connection with municipal tender option bond (TOB) financing transactions to generate leverage for the Fund. The Fund can expose up to 20% of its total assets to the effects of leverage from its investments in Inverse Floaters. The Fund's investments in Inverse Floaters are included for purposes of the 80% policies described above. The Fund can also engage in reverse repurchase agreements, which also create leverage.
The Fund can invest in derivative instruments, including futures contracts. The Fund can use futures contracts, including interest rate futures, to reduce exposure to interest rate changes and to manage duration.
The Fund can borrow money for investment-related purposes including to purchase additional securities, which is another form of leverage. Although the amount of borrowing will vary from time to time, the amount of leveraging from borrowings will not exceed one-third of the Fund’s total assets. The Fund may also borrow to meet redemption obligations or for temporary and emergency purposes.
The Fund may invest more than 25% of its net assets in a segment of the municipal securities market with similar characteristics if the Adviser determines that the yields available from obligations in a particular segment justify the additional risks of a larger investment in such segment. The Fund may not, however, invest more than 25% of its net assets in industrial development revenue bonds issued for companies in the same industry.
The Fund can invest up to 25% of its total assets in tobacco settlement revenue bonds, which make payments only from a state's interest in the Master Settlement Agreement (MSA), and up to 25% of its total assets in tobacco bonds subject to a state's appropriation pledge, which make payments from both MSA revenue and a state's appropriation pledge.
Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund's macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund's exposure to a particular security or issuer, degradation of an issuer's credit quality, or general liquidity needs of the Fund. The potential for realization of capital gains or losses resulting from possible changes in interest rates will not be a major consideration and frequency of portfolio turnover generally will not be a limiting factor if the Adviser considers it advantageous to purchase or sell securities.

Invesco California Municipal Fund | Invesco California Municipal Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal market conditions, and as a fundamental policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities the income from which, in the opinion of counsel to the issuer of each security, is exempt from regular federal individual and, as applicable, the Fund’s state income tax. The policy stated in the foregoing sentence may not be changed without shareholder approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (1940 Act). In complying with this 80% investment requirement, the Fund may invest in derivatives and other instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.
As a fundamental policy, the Fund may invest up to 20% of its net assets in securities subject to the federal alternative minimum tax (AMT). Additionally, under normal market conditions, and as a fundamental policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in California municipal securities and in derivatives and other instruments that have economic characteristics similar to such securities. Municipal securities are generally issued by the state and its political subdivisions (such as cities, towns, counties, agencies and authorities) and primarily include municipal bonds (long-term (generally more than one-year) obligations), municipal notes (short-term obligations) and interests in municipal leases. Municipal securities generally are classified as general or revenue obligations. General obligations are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are bonds whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. The securities in which the Fund invests as part of the Fund’s 80% policy with respect to California municipal securities may also include securities issued by issuers located outside of California, such as U.S. territories, commonwealths and possessions, or their agencies, instrumentalities and authorities if the interest on such securities is not subject to California and federal income tax. These securities are “California municipal securities” for purposes of this prospectus.
Most of the securities the Fund buys are “investment-grade,” although it can invest as much as 25% of its total assets in below-investment-grade securities (commonly called “junk bonds”). This restriction is applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been downgraded or, in the case of an unrated security, after the Fund’s adviser, Invesco Advisers, Inc. (Invesco or the Adviser), has changed its assessment of the security’s credit quality. As a result, credit rating downgrades or other market fluctuations may cause the Fund’s holdings of below-investment-grade securities to exceed, at times significantly, this restriction for an extended period of time. If the Fund has more than 25% of its total assets invested in below-investment-grade securities, the Adviser will not purchase additional below-investment-grade securities until the level of holdings in those securities no longer exceeds the restriction. Investment-grade securities are: (i) securities rated BBB- or higher by S&P Global Ratings (“S&P”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase. While securities rated BBB+, BBB or BBB- by S&P or Baa1, Baa2 or Baa3 by Moody’s are considered investment-grade, they have some speculative characteristics. If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the Adviser uses the highest rating assigned. The Fund also invests in unrated securities, in which case the Adviser internally assigns ratings to those securities, after assessing their credit quality and other factors, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations.
To the extent the Fund invests in pre-refunded municipal securities collateralized by U.S. government securities, the Fund may treat those securities as investment-grade (AAA) securities even if the issuer itself has a below-investment-grade rating.
The Fund does not limit its investments to securities of a particular maturity range, and may hold both short and long-term securities. However, the Fund expects to focus on longer-term securities to seek higher yields. This portfolio strategy is subject to change. The Fund may invest in obligations that pay interest at fixed or variable rates.
The Fund can invest in inverse floating rate interests (Inverse Floaters) issued in connection with municipal tender option bond (TOB) financing transactions to generate leverage for the Fund. The Fund can expose up to 20% of its total assets to the effects of leverage from its investments in Inverse Floaters. The Fund's investments in Inverse Floaters are included for purposes of the 80% policies described above.
The Fund can invest in derivative instruments, including futures contracts. The Fund can use futures contracts, including interest rate futures, to reduce exposure to interest rate changes and to manage duration.
The Fund can borrow money for investment-related purposes including to purchase additional securities, which is another form of leverage. Although the amount of borrowing will vary from time to time, the amount of leveraging from borrowings will not exceed one-third of the Fund’s total assets. The Fund may also borrow to meet redemption obligations or for temporary and emergency purposes.
The Fund may invest more than 25% of its net assets in a segment of the municipal securities market with similar characteristics if the Adviser determines that the yields available from obligations in a particular segment justify the additional risks of a larger investment in such segment. The Fund may not, however, invest more than 25% of its net assets in industrial development revenue bonds issued for companies in the same industry.
The Fund can invest up to 25% of its total assets in tobacco settlement revenue bonds, which make payments only from a state’s interest in the Master Settlement Agreement (MSA), and up to 25% of its total assets in tobacco bonds subject to a state’s appropriation pledge, which make payments from both MSA revenue and a state’s appropriation pledge.
Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund's macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund's exposure to a particular security or issuer, degradation of an issuer's credit quality, or general liquidity needs of the Fund. The potential for realization of capital gains or losses resulting from possible changes in interest rates will not be a major consideration and frequency of portfolio turnover generally will not be a limiting factor if the Adviser considers it advantageous to purchase or sell securities.

Invesco Environmental Focus Municipal Fund | Invesco Environmental Focus Municipal Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal market conditions, and as a fundamental policy, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities the income from which, in the opinion of counsel to the issuer of each security, is exempt from regular federal individual income tax. The policy stated in the foregoing sentence may not be changed without shareholder approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (1940 Act). In complying with this 80% investment requirement, the Fund may invest in derivatives and other instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.
Under normal market conditions, Invesco Advisers, Inc. (Invesco or the Adviser) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets in investment grade municipal securities. Investment grade securities are: (i) securities rated BBB- or higher by S&P Global Ratings (S&P) or Baa3 or higher by Moody's Investors Service, Inc. (Moody's) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase. If two or more NRSROs have assigned different ratings to a security, the Adviser uses the highest rating assigned.
Municipal securities include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax at the time of issuance, in the opinion of bond counsel or other counsel to the issuers of such securities. The Fund can invest in municipal securities of any duration or maturity.
The Fund seeks to invest primarily in municipal securities issued by issuers involved in projects or technologies with high potential positive environmental impact, as determined by the Adviser using its proprietary evaluation system, in areas such as land, water and energy conservation. Generally, the Adviser views projects or technologies with high potential positive environmental impact to include opportunities likely to result in lower emissions, environmental conservation, environmental rehabilitation, increased use or creation of renewable energy, increased sustainability, or other positive environmental outcomes. These high potential opportunities are identified by the Adviser through a proprietary review process that takes into account published information about the issuer and its programs and policies, along with issue-level data, including issuer-level reviews that rely on the purpose/use of proceeds statement and source of funding, as described further below.
Shareholders will be provided with 60 days’ notice of any strategy change resulting in consideration of environmental focused criteria no longer being material to the Fund’s principal investment strategy.
The principal types of municipal debt securities purchased by the Fund are revenue obligations and general obligations. To meet its investment objective, the Fund invests in different types of general obligation and revenue obligation securities, including fixed and variable rate securities, municipal notes, variable rate demand notes, municipal leases, custodial receipts, and participation certificates. The Fund may also invest in other types of municipal securities.
Under normal market conditions, the Fund may invest up to 20% of its net assets in municipal securities below investment grade. These types of securities are commonly referred to as junk bonds. With respect to such investments, the Fund has not established any limit on the percentage of its portfolio that may be invested in securities in any one rating category.
The Fund may invest all or a substantial portion of its assets in municipal securities that are subject to the federal alternative minimum tax.
From time to time, the Fund temporarily may invest up to 10% of its net assets in tax-exempt money market funds and such instruments will be treated as investments consistent with the Fund’s 80% fundamental policy.
The Fund may invest more than 25% of its net assets in a segment of the municipal securities market with similar characteristics if the Adviser determines that the yields available from obligations in a particular segment justify the additional risks of a larger investment in such segment. The Fund may not, however, invest more than 25% of its net assets in industrial development revenue bonds issued for companies in the same industry.
The Fund may invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended. The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities.
The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund buys or sells a security with payment and delivery taking place in the future.
The Fund can invest in inverse floating rate interests (Inverse Floaters) issued in connection with tender option bond programs to generate leverage. The Fund’s investments in Inverse Floaters are included for purposes of the 80% policies described above.
The Fund can invest in derivative instruments, including futures contracts and swap contracts. The Fund can use futures contracts, including interest rate futures, to reduce exposure to interest rate changes and to manage duration. The Fund can use swap contracts, including interest rate swaps, to seek to hedge its exposure to interest rates, but may not enter into interest rate swaps with respect to more than 25% of its total assets.
The Fund can borrow money for investment-related purposes including to purchase additional securities, which is another form of leverage. The fund may also borrow to meet redemption obligations or for temporary and emergency purposes. Although the amount of borrowing will vary from time to time, the amount of leveraging from borrowings will not exceed one-third of the Fund’s total assets.
The Adviser actively manages the Fund’s portfolio and adjusts the average maturity of portfolio investments based upon its expectations regarding the direction of interest rates and other economic factors. The
Adviser seeks to identify those securities that it believes entail reasonable credit risk considered in relation to the Fund’s investment policies.
In selecting securities that meet the Fund’s environmental criteria, the Adviser uses a proprietary process to evaluate municipal securities in different sectors based on pre-determined environmental and sustainability factors by applying a review based on an investment’s potential for positive environmental impact.
The Adviser evaluates the following for a particular bond issue to determine whether the Fund’s standards for high potential positive environmental impact are met. Securities held by the Fund, other than municipal securities, are not evaluated under the Adviser’s proprietary evaluation system.
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Issuer Profile. Investment opportunities are reviewed based on the nature of the issuing entity and its stated mission as it relates to the potential for positive environmental outcomes or its stated environmental impact plan. The Adviser also considers whether an issuer has engaged in any policies or activities evidencing a significant negative environmental impact. Qualitative and, in certain cases when available, quantitative factors are taken in account by the Adviser during this review.
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Source of Funding. The Adviser also reviews the source of funding for a proposed bond issue. This determination is a key component of the fixed income credit analysis conducted by the Adviser and is also relevant to evaluating the environmental impact profile of the issue. The Adviser will review whether funding is supported by general tax revenues, a dedicated tax, a fuel surcharge or lease revenues associated with extractive industries or dependent on revenues of a particular project or program.
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Use of Proceeds. After reviewing the issuer profile and source of funding, the Adviser evaluates how the funding raised through a bond issue will ultimately be used. For example, the Adviser will review whether proceeds raised through the issuance of a security will be used toward achieving a positive environmental outcome. Generally, the Adviser examines whether financing for general obligation purposes is sought with the expectation that the funds will be used for broad operational support of the activities of the issuer or if the funds are intended for a particular project or program. If the latter, the characteristics of the program will be analyzed to determine whether they are associated with positive environmental outcomes and, if not, the issue will be deemed unacceptable. When the use of proceeds analysis demonstrates high potential positive environmental impact, an issue may be determined by the Adviser to meet the Fund's environmental criteria based on that analysis alone.
The approach described above emphasizes investment opportunities related to energy efficiency, renewable energy (including solar, wind, geothermal, and hydropower), energy storage and related technologies and programs, mass transit, carbon sink conservation, carbon capture technologies (those that prevent carbon dioxide from entering the atmosphere), investments in issuers with positive environmental performance records based on metrics determined by the Adviser, and other projects or technologies intended to minimize man-made impacts on climate. The Adviser generally views projects or technologies with high potential positive environmental impact to include opportunities likely to result in lower emissions, environmental conservation, environmental rehabilitation, increased use or creation of renewable energy, increased sustainability, or other positive environmental outcomes which is determined by the Adviser’s analysis of the issuer profile, use of proceeds and source of funding. The Adviser generally seeks to exclude investments that do not meet the standards for high potential positive environmental impact, subject to certain limited exceptions deemed appropriate in the Adviser’s discretion and consistent with its evaluation process.
The Adviser also uses its extensive research capabilities to assess potential investments and considers several factors, including general market and economic conditions and interest rate, credit and prepayment risks. Each security is subjected to an in-depth credit analysis to evaluate the level of risk it presents. Issuers and investments that are ultimately deemed appropriate to meet the Fund’s standards for high potential positive environmental impact are monitored on an ongoing basis and reviewed periodically to ensure that they continue to meet those standards. Decisions to purchase or sell securities are determined by the portfolio managers that factor in economic and credit-related fundamentals, potential for positive environmental impact, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality or potential for positive environmental impact, or general liquidity needs of the Fund. The potential for realization of capital gains or losses resulting from possible changes in interest rates will not be a major consideration and frequency of portfolio turnover generally will not be a limiting factor if the Adviser considers it advantageous to purchase or sell securities.

INVESCO HIGH YIELD MUNICIPAL FUND | INVESCO HIGH YIELD MUNICIPAL FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities at the time of investment. The policy stated in the foregoing sentence is a fundamental policy of the Fund and may not be changed without shareholder approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (1940 Act). In complying with this 80% investment requirement, the Fund may invest in derivatives and other instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.
Municipal securities include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax, at the time of issuance, in the opinion of bond counsel or other counsel to the issuers of such securities.
The principal types of municipal debt securities purchased by the Fund are revenue obligations and general obligations. To meet its investment objective, the Fund invests in different types of general obligation and revenue obligation securities, including fixed and variable rate securities, municipal notes, variable rate demand notes, municipal leases, custodial receipts, and participation certificates. The Fund may invest in these and other types of municipal securities. Under normal market conditions, the Fund invests primarily in municipal securities classified as revenue bonds.
Invesco Advisers, Inc. (Invesco or the Adviser) generally seeks to achieve the Fund’s investment objective by investing at least 75% of its net assets in higher yielding municipal securities, specifically medium- and lower-grade municipal securities. Investment grade securities are: (i) securities rated BBB- or higher by S&P Global Ratings (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase. Medium- and lower-grade municipal securities are securities rated by S&P or Fitch, Inc. (Fitch) as BBB+ through D (inclusive) for bonds or SP-2 or lower for notes; by Moody’s as Baa1 through D (inclusive) for bonds or MIG3 or VMIG3 or lower for notes; or unrated municipal securities determined by the Adviser to be of comparable quality, each at the time of purchase. If two or more NRSROs have assigned different ratings to a security, the Adviser uses the lowest rating assigned. Medium- and lower-grade securities are, therefore, inclusive of some securities rated investment grade. Most of the municipal securities in which the Fund currently invests are rated “below-investment-grade” at the time of purchase. “Below-investment-grade” securities are those rated below the four highest rating categories of S&P, Moody's, Fitch or another NRSRO (or, in the case of unrated securities, determined by the Adviser to be comparable to securities rated below-investment-grade). Securities rated below-investment-grade are commonly referred to as junk bonds.
At times, the market conditions in the municipal securities markets may be such that the Adviser may invest in higher-grade issues, particularly when the difference in returns between quality classifications is very narrow or when the Adviser expects interest rates to increase. Higher-grade securities are securities that are rated higher than medium- or lower-grade securities by Moody’s, S&P, or Fitch, or considered by the Adviser to be of comparable quality, including municipal securities rated A-, SP-1 or higher by S&P or rated A3, MIG2, VMIG2 or higher by Moody’s and tax-exempt commercial paper rated A-3 or higher by S&P or rated P-3 or higher by Moody’s or unrated securities determined by the Adviser to be of comparable quality.
The Fund may invest more than 25% of its net assets in a segment of the municipal securities market with similar characteristics if the Adviser determines that the yields available from obligations in a particular segment justify the additional risks of a larger investment in such segment. The Fund may not, however, invest more than 25% of its net assets in industrial development revenue bonds issued for companies in the same industry.
The Fund has no policy limiting its investments in municipal securities whose issuers are located in the same state. However, it is not the present intention of the Fund to invest more than 25% of the value of its net assets in issuers located in the same state.
The Fund may invest up to 20% of its net assets (plus borrowings for investment purposes) in investments that generate income subject to income taxes. Taxable investments include many of the types of securities the Fund would buy for temporary defensive purposes. The Fund does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies.
Under normal market conditions, the Fund may invest all or a substantial portion of its assets in municipal securities that are subject to the federal alternative minimum tax (AMT). From time to time, the Fund temporarily may invest up to 10% of its net assets in tax exempt money market funds and such instruments will be treated as investments in municipal securities.
The Fund may invest in illiquid or thinly traded investments. The Fund may also invest in securities that are subject to resale restrictions and/or exempt from registration under the Securities Act of 1933, as amended (Securities Act), such as those contained in Rule 144A promulgated under the Securities Act. The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities.
The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund may buy or sell a security with payment and delivery taking place in the future.
The Fund can invest in inverse floating rate interests (Inverse Floaters) issued in connection with tender option bond (TOB) financing transactions to generate leverage for the Fund. The Fund’s investments in Inverse Floaters are included for purposes of the 80% policy described above.
The Fund may invest in distressed debt securities and defaulted securities.
The Fund can invest in derivative instruments, including futures contracts and swap contracts.
The Fund can use futures contracts, including interest rate futures, to reduce exposure to interest rate changes and to manage duration.
The Fund can use swap contracts, including interest rate swaps, to seek to hedge its exposure to interest rates.
The Fund can borrow money for investment-related purposes including to purchase additional securities, which is another form of leverage. The Fund may also borrow to meet redemption obligations or for temporary and emergency purposes. Although the amount of borrowing will vary from time to time, the amount of leveraging from borrowings will not exceed one-third of the Fund’s total assets.
The Fund can invest up to 25% of its total assets in tobacco settlement revenue bonds, which make payments only from a state’s interest in the Master Settlement Agreement (MSA), and up to 25% of its total assets in tobacco bonds subject to a state’s appropriation pledge, which make payments from both MSA revenue and a state’s appropriation pledge.
The Adviser buys and sells securities for the Fund’s portfolio with a view towards seeking a high level of interest income exempt from federal income tax and selects securities that the Adviser believes entail reasonable credit risk considered in relation to the investment policies of the Fund. As a result, the Fund will not necessarily invest in the highest yielding municipal securities permitted by its investment policies if the Adviser determines that market risks or credit risks associated with such investments would subject the Fund’s portfolio to undue risk.
Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund. The potential for realization of capital gains or losses resulting from possible changes in interest rates will not be a major consideration and frequency of portfolio turnover generally will not be a limiting factor if the Adviser considers it advantageous to purchase or sell securities.

INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND | INVESCO INTERMEDIATE TERM MUNICIPAL INCOME FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities at the time of investment. The policy stated in the foregoing sentence is a fundamental policy of the Fund and may not be changed without shareholder approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (1940 Act). In complying with this 80% investment requirement, the Fund may invest in derivatives and other instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.
Under normal market conditions, Invesco Advisers, Inc. (Invesco or the Adviser) seeks to achieve the Fund’s investment objective by investing at least 65% of the Fund’s net assets in investment grade municipal securities. Investment grade securities are: (i) securities rated BBB- or higher by S&P Global Ratings (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase. If two or more NRSROs have assigned different ratings to a security, the Adviser uses the highest rating assigned.
Municipal securities include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax, at the time of issuance, in the opinion of bond counsel or other counsel to the issuers of such securities.
The principal types of municipal debt securities purchased by the Fund are revenue obligations and general obligations. To meet its investment objective, the Fund invests in different types of general obligation and revenue obligation securities, including fixed and variable rate securities, municipal notes, variable rate demand notes, municipal leases, custodial receipts, and participation certificates. The Fund may invest in these and other types of municipal securities. Under normal market conditions, the Fund invests primarily in municipal securities classified as revenue bonds.
Under normal market conditions, the Fund may invest up to 35% of its net assets in municipal securities rated below-investment-grade and unrated municipal securities determined by the Adviser to be of comparable quality at the time of purchase. This restriction is applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been downgraded or, in the case of an unrated security, after the Fund’s Adviser has changed its assessment of the security’s credit quality. As a result, credit rating downgrades or other market fluctuations may cause the Fund’s holdings of below-investment-grade securities to exceed, at times significantly, this restriction for an extended period of time. These types of securities are commonly referred to as junk bonds. With respect to such investments, the Fund has not established any limit on the percentage of its portfolio that may be invested in securities in any one rating category.
The Fund may invest more than 25% of its net assets in a segment of the municipal securities market with similar characteristics if the Adviser determines that the yields available from obligations in a particular segment justify the additional risks of a larger investment in such segment. The Fund may not, however, invest more than 25% of its net assets in industrial development revenue bonds issued for companies in the same industry.
The Fund may invest all or a substantial portion of its assets in municipal securities that are subject to the federal alternative minimum tax. From time to time, the Fund temporarily may invest up to 10% of its net assets in tax exempt money market funds and such instruments will be treated as investments in municipal securities.
The Fund has no policy limiting its investments in municipal securities whose issuers are located in the same state. However, it is not the present intention of the Fund to invest more than 25% of the value of its net assets in issuers located in the same state.
The Fund may invest in illiquid or thinly traded investments. The Fund may also invest in securities that are subject to resale restrictions and/or exempt from registration under the Securities Act of 1933, as amended (Securities Act), such as those contained in Rule 144A promulgated under the Securities Act. The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities.
The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund may buy or sell a security with payment and delivery taking place in the future.
The Fund can invest in inverse floating rate interests (Inverse Floaters) issued in connection with tender option bond (TOB) financing transactions to generate leverage for the Fund. The Fund’s investments in Inverse Floaters are included for purposes of the 80% policy described above.
The Fund can invest in derivative instruments including futures contracts and swap contracts.
The Fund can use futures contracts, including interest rate futures, to reduce exposure to interest rate changes and to manage duration.
The Fund can use swap contracts, including interest rate swaps, to hedge its exposure to interest rates.
The Fund can borrow money to purchase additional securities, another form of leverage. The Fund may also borrow to meet redemption obligations or for temporary and emergency purposes. Although the amount of borrowing will vary from time to time, the amount of leveraging from borrowings will not exceed one-third of the Fund’s total assets.
The Fund can invest up to 20% of its net assets (plus borrowings for investment purposes) in investments that generate income subject to income taxes. Taxable investments include many of the types of securities the Fund would buy for temporary defensive purposes. The Fund does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies.
The Adviser actively manages the Fund’s portfolio and adjusts the average maturity of portfolio investments based upon its expectations regarding the direction of interest rates and other economic factors. The Adviser seeks to identify those securities that it believes entail reasonable credit risk considered in relation to the Fund’s investment policies. In selecting securities for investment, the Adviser uses its extensive research capabilities to assess potential investments and considers a number of factors, including general market and economic conditions and interest rate, credit and prepayment risks. Each security considered for investment is subjected to an in-depth credit analysis to evaluate the level of risk it presents.
The Fund can invest up to 25% of its total assets in tobacco settlement revenue bonds, which make payments only from a state’s interest in the Master Settlement Agreement (MSA), and up to 25% of its total assets in tobacco bonds subject to a state’s appropriation pledge, which make payments from both MSA revenue and a state’s appropriation pledge.
In pursuing its investment objective, the Fund may invest in securities of any maturity, but seeks to maintain a dollar-weighted average effective portfolio maturity of 3 to 10 years. Because of events affecting the bond markets and interest rate changes, the maturity of the portfolio might not meet the target at all times. In certain market conditions, however, such a portfolio may be less attractive because of differences in yield between municipal securities of different maturities due to supply and demand forces, monetary and tax policies and investor expectations. In the event of sustained market conditions that make it less desirable to maintain a dollar-weighted average portfolio life of 3 to 10 years, the Adviser may change the investment policy of the Fund with respect to the dollar-weighted average life of the portfolio if approved by the Board.
Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund. The potential for realization of capital gains or losses resulting from possible changes in interest rates will not be a major consideration and frequency of portfolio turnover generally will not be a limiting factor if the Adviser considers it advantageous to purchase or sell securities.

Invesco Limited Term California Municipal Fund | Invesco Limited Term California Municipal Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal market conditions, and as a fundamental policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities the income from which, in the opinion of counsel to the issuer of each security, is exempt from regular federal individual and, as applicable, the Fund’s state income tax. The policy stated in the foregoing sentence may not be changed without shareholder approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (1940 Act). In complying with this 80% investment requirement, the Fund may invest in derivatives and other instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.
The Fund selects investments without regard to the federal alternative minimum tax (AMT). Additionally, under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in California municipal securities and in derivatives and other instruments that have economic characteristics similar to such securities. These securities are generally issued by the state and its political subdivisions (such as cities, towns, counties, agencies and authorities) and primarily include municipal bonds (long-term (generally more than one-year) obligations), municipal notes (short-term obligations) and interests in municipal leases. Municipal securities generally are classified as general or revenue obligations. General obligations are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are bonds whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. The securities in which the Fund invests as part of the Fund’s 80% policy with respect to California municipal securities may also include securities issued by issuers located outside of California, such as U.S. territories, commonwealths and possessions or by their agencies, instrumentalities and authorities, if the interest on such securities is not subject to California and federal income tax. These securities are “California municipal securities” for purposes of this prospectus.
The Fund will attempt to maintain a dollar-weighted average effective portfolio maturity of five years or less. However, it can buy securities with maturities of more than five years. Because of events affecting the bond markets and interest rate changes, the maturity of the portfolio might not meet the target at all times. The Fund may invest a substantial percentage of its assets in “callable” securities, which allow the issuer to redeem them before their maturity date.
Most of the securities the Fund buys are “investment-grade,” although it can invest as much as 20% of its total assets in below-investment-grade securities (commonly called “junk bonds”). This restriction is applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been downgraded or, in the case of an unrated security, after the Fund’s Adviser, Invesco Advisers, Inc. (Invesco or the Adviser), has changed its assessment of the security’s credit quality. As a result, credit rating downgrades or other market fluctuations may cause the Fund’s holdings of below-investment-grade securities to exceed, at times significantly, this restriction for an extended period of time. If the Fund has more than 20% of its total assets invested in below-investment-grade securities, the Adviser will not purchase additional below-investment-grade securities until the level of holdings in those securities no longer exceeds the restriction. Investment-grade securities are: (i) securities rated BBB- or higher by S&P Global Ratings (“S&P”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase. While securities rated BBB+, BBB or BBB- by S&P or Baa1, Baa2 or Baa3 by Moody’s are considered investment-grade, they have some speculative characteristics. If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the Adviser uses the highest rating assigned. The Fund also invests in unrated securities, in which case the Adviser internally assigns ratings to those securities, after assessing their credit quality and other factors, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations.
To the extent the Fund invests in pre-refunded municipal securities collateralized by U.S. government securities, the Fund may treat those securities as investment-grade (AAA) securities even if the issuer itself has a below-investment-grade rating.
The Fund can invest in inverse floating rate interests (Inverse Floaters) issued in connection with municipal tender option bond (TOB) financing transactions to generate leverage for the Fund. The Fund can expose up to 5% of its total assets to the effects of leverage from its investments in Inverse Floaters. The Fund's investments in Inverse Floaters are included for purposes of the 80% policies described above.
The Fund can invest in derivative instruments, including futures contracts. The Fund can use futures contracts, including interest rate futures, to reduce exposure to interest rate changes and to manage duration.
The Fund can borrow money for investment-related purposes including to purchase additional securities, which is another form of leverage. Although the amount of borrowing will vary from time to time, the amount of leveraging from borrowings will not exceed one-third of the Fund’s total assets. The Fund may also borrow to meet redemption obligations or for temporary and emergency purposes.
The Fund may invest more than 25% of its net assets in a segment of the municipal securities market with similar characteristics if the Adviser determines that the yields available from obligations in a particular segment justify the additional risks of a larger investment in such segment. The Fund may not, however, invest more than 25% of its net assets in industrial development revenue bonds issued for companies in the same industry.
The Fund can invest up to 25% of its total assets in tobacco settlement revenue bonds, which make payments only from a state’s interest in the Master Settlement Agreement (MSA), and up to 25% of its total assets in tobacco bonds subject to a state's appropriation pledge, which make payments from both MSA revenue and a state’s appropriation pledge.
The portfolio managers also look at coupon interest or accretion rates, current market interest rates, callability and call prices that might change the effective maturity of particular securities and the overall portfolio, and securities with various maturities so that portions of the portfolio will mature at different times to reduce share price volatility and reinvestment risk.
Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund's macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund's exposure to a particular security or issuer, degradation of an issuer's credit quality, or general liquidity needs of the Fund. The potential for realization of capital gains or losses resulting from possible changes in interest rates will not be a major consideration and frequency of portfolio turnover generally will not be a limiting factor if the Adviser considers it advantageous to purchase or sell securities.

Invesco Limited Term Municipal Income | Invesco Limited Term Municipal Income
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus any borrowings for investment purposes) in investments the income from which is exempt from federal income tax under regular tax rules. The policy stated in the foregoing sentence is a fundamental policy of the Fund and may not be changed without shareholder approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (1940 Act).
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in municipal debt securities that (1) pay interest that is excluded from gross income for federal income tax purposes, and (2) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. In complying with this 80% investment requirement, the Fund may invest in derivatives and other instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.
At least 80% of the Fund’s net assets will normally be invested in investment grade municipal debt securities. Investment grade securities are: (i) securities rated BBB- or higher by S&P Global Ratings (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by Invesco Advisers, Inc. (Invesco or the Adviser) to be of comparable quality, each at the time of purchase. If two or more NRSROs have assigned different ratings to a security, the Adviser uses the highest rating assigned. At the present time, the Fund will not invest in municipal debt securities if the interest on such securities is subject to the federal alternative minimum tax.
Municipal securities include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax, at the time of issuance, in the opinion of bond counsel or other counsel to the issuers of such securities.
The principal types of municipal debt securities purchased by the Fund are revenue obligations and general obligations. To meet its investment objective, the Fund invests in different types of general obligation and revenue obligation securities, including fixed and variable rate securities, municipal notes, variable rate demand notes, municipal leases, custodial receipts, and participation certificates. The Fund may also invest in other types of municipal securities. Under normal market conditions, the Fund invests primarily in municipal securities classified as revenue bonds.
Up to 20% of the Fund’s net assets may be invested in municipal debt securities that are determined to be below-investment-grade quality. This restriction is applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been downgraded or, in the case of an unrated security, after the Fund’s Adviser, Invesco Adviser, Inc. (Invesco or the Adviser) has changed its assessment of the security’s credit quality. As a result, credit rating downgrades or other market fluctuations may cause the Fund’s holdings of below-investment-grade securities to exceed, at times significantly, this restriction for an extended period of time. These types of securities are commonly referred to as junk bonds. With respect to such investments, the Fund has not established any limit on the percentage of its portfolio that may be invested in securities in any one rating category.
The Fund may invest more than 25% of its net assets in a segment of the municipal securities market with similar characteristics if the Adviser determines that the yields available from obligations in a particular segment justify the additional risks of a larger investment in such segment. The Fund may not, however, invest more than 25% of its net assets in industrial development revenue bonds issued for companies in the same industry.
The Fund may invest in illiquid or thinly traded investments. The Fund may also invest in securities that are subject to resale restrictions and/or exempt from registration under the Securities Act of 1933, as amended (Securities Act), such as those contained in Rule 144A promulgated under the Securities Act. The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities.
The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund may buy or sell a security with payment and delivery taking place in the future.
The Fund can invest in inverse floating rate interests (Inverse Floaters) issued in connection with municipal tender option bond (TOB) financing transactions to generate leverage for the Fund. The Fund’s investments in Inverse Floaters are included for purposes of the 80% policy described above.
The Fund can invest in derivative instruments including futures contracts and swap contracts.
The Fund can use futures contracts, including interest rate futures, to reduce exposure to interest rate changes and to manage duration.
The Fund can use swap contracts, including interest rate swaps, to hedge its exposure to interest rates.
The Fund can borrow money for investment-related purposes including to purchase additional securities, which is another form of leverage. The Fund may also borrow to meet redemption obligations or for temporary and emergency purposes. Although the amount of borrowing will vary from time to time, the amount of leveraging from borrowings will not exceed one-third of the Fund’s total assets.
The Adviser actively manages the Fund’s portfolio and adjusts the average maturity of portfolio investments based upon its expectations regarding the direction of interest rates and other economic factors. The Adviser seeks to identify those securities that it believes entail reasonable credit risk considered in relation to the Fund’s investment policies. In selecting securities for investment, the Adviser uses its extensive research capabilities to assess potential investments and considers a number of factors, including general market and economic conditions and interest rate, credit and prepayment risks. Each security considered for investment is subjected to an in-depth credit analysis to evaluate the level of risk it presents.
The Fund can invest up to 25% of its total assets in tobacco settlement revenue bonds, which make payments only from a state’s interest in the Master Settlement Agreement (MSA), and up to 25% of its total assets in tobacco bonds subject to a state’s appropriation pledge, which make payments from both MSA revenue and a state’s appropriation pledge.
The Fund will attempt to maintain a dollar-weighted average effective portfolio maturity of five years or less. However, it can buy securities with maturities of more than five years. Because of events affecting the bond markets and interest rate changes, the maturity of the portfolio might not meet the target at all times.
Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund. The potential for realization of capital gains or losses resulting from possible changes in interest rates will not be a major consideration and frequency of portfolio turnover generally will not be a limiting factor if the Adviser considers it advantageous to purchase or sell securities.

INVESCO MUNICIPAL INCOME FUND | INVESCO MUNICIPAL INCOME FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities at the time of investment. The policy stated in the foregoing sentence is a fundamental policy of the Fund and may not be changed without shareholder approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (1940 Act). In complying with this 80% investment requirement, the Fund may invest in derivatives and other instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.
Under normal market conditions, Invesco Advisers, Inc. (Invesco or the Adviser) seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s net assets in investment grade municipal securities. Investment grade securities are: (i) securities rated BBB- or higher by S&P Global Ratings (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase. If two or more NRSROs have assigned different ratings to a security, the Adviser uses the highest rating assigned.
Municipal securities include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax at the time of issuance, in the opinion of bond counsel or other counsel to the issuers of such securities.
The principal types of municipal debt securities purchased by the Fund are revenue obligations and general obligations. To meet its investment objective, the Fund invests in different types of general obligation and revenue obligation securities, including fixed and variable rate securities, municipal notes, variable rate demand notes, municipal leases, custodial receipts, and participation certificates. The Fund may invest in these and other types of municipal securities. Under normal market conditions, the Fund invests primarily in municipal securities classified as revenue bonds.
Under normal market conditions, the Fund may invest up to 20% of its net assets in municipal securities below-investment-grade. This restriction is applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been downgraded or, in the case of an unrated security, after the Fund’s Adviser, Invesco Adviser, Inc. (Invesco or the Adviser) has changed its assessment of the security’s credit quality. As a result, credit rating downgrades or other market fluctuations may cause the Fund’s holdings of below-investment-grade securities to exceed, at times significantly, this restriction for an extended period of time. These types of securities are commonly referred to as junk bonds. With respect to such investments, the Fund has not established any limit on the percentage of its portfolio that may be invested in securities in any one rating category.
The Fund may invest all or a substantial portion of its assets in municipal securities that are subject to the federal alternative minimum tax. From time to time, the Fund temporarily may invest up to 10% of its net assets in tax-exempt money market funds and such instruments will be treated as investments in municipal securities.
The Fund may invest more than 25% of its net assets in a segment of the municipal securities market with similar characteristics if the Adviser determines that the yields available from obligations in a particular segment justify the additional risks of a larger investment in such segment. The Fund may not, however, invest more than 25% of its net assets in industrial development revenue bonds issued for companies in the same industry.
The Fund may invest in illiquid or thinly traded investments. The Fund may also invest in securities that are subject to resale restrictions and/or exempt from registration under the Securities Act of 1933, as amended (Securities Act), such as those contained in Rule 144A promulgated under the Securities Act. The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities.
The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that a Fund buys or sells a security with payment and delivery taking place in the future.
The Fund can invest in inverse floating rate interests (Inverse Floaters) issued in connection with tender option bond (TOB) financing transactions to generate leverage for the Fund. The Fund’s investments in Inverse Floaters are included for purposes of the 80% policy described above.
The Fund can invest in derivative instruments, including futures contracts and swap contracts.
The Fund can use futures contracts, including interest rate futures, to reduce exposure to interest rate changes and to manage duration.
The Fund can use swap contracts, including interest rate swaps, to hedge its exposure to interest rates.
The Fund can borrow money for investment-related purposes including to purchase additional securities, which is another form of leverage. The Fund may also borrow to meet redemption obligations or for temporary and emergency purposes. Although the amount of borrowing will vary from time to time, the amount of leveraging from borrowings will not exceed one-third of the Fund’s total assets.
The Fund can invest up to 25% of its total assets in tobacco settlement revenue bonds, which make payments only from a state’s interest in the Master Settlement Agreement (MSA), and up to 25% of its total assets in tobacco bonds subject to a state’s appropriation pledge, which make payments from both MSA revenue and a state’s appropriation pledge.
The Adviser actively manages the Fund’s portfolio and adjusts the average maturity of portfolio investments based upon its expectations regarding the direction of interest rates and other economic factors. The Adviser seeks to identify those securities that it believes entail reasonable credit risk considered in relation to the Fund’s investment policies. In selecting securities for investment, the Adviser uses its extensive research capabilities to assess potential investments and considers a number of factors, including general market and economic conditions and interest rate, credit and prepayment risks. Each security considered for investment is subjected to an in-depth credit analysis to evaluate the level of risk it presents.
Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund. The potential for realization of capital gains or losses resulting from possible changes in interest rates will not be a major consideration and frequency of portfolio turnover generally will not be a limiting factor if the Adviser considers it advantageous to purchase or sell securities.

Invesco New Jersey Municipal Fund | Invesco New Jersey Municipal Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal market conditions, and as a fundamental policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities the income from which, in the opinion of counsel to the issuer of each security, is exempt from regular federal individual and, as applicable, the Fund’s state income tax. The policy stated in the foregoing sentence may not be changed without shareholder approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (1940 Act). In complying with this 80% investment requirement, the Fund may invest in derivatives and other instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.
The Fund selects investments without regard to the federal alternative minimum tax (AMT). Additionally, under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in New Jersey municipal securities, and in derivatives and other instruments that have economic characteristics similar to such securities.
Municipal securities are generally issued by the state and its political subdivisions (such as cities, towns, counties, agencies and authorities) and primarily include municipal bonds (long-term (generally more than one-year) obligations), municipal notes (short-term obligations) and interests in municipal leases. Municipal securities generally are classified as general or revenue obligations. General obligations are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are bonds whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. The securities in which the Fund invests as part of the Fund’s 80% policy with respect to New Jersey municipal securities may also include securities issued by issuers located outside of New Jersey, such as U.S. territories, commonwealths and possessions or by their agencies, instrumentalities and authorities, if the interest on such securities is not subject to New Jersey and federal income tax. These securities are “New Jersey municipal securities” for purposes of this prospectus.
Most of the securities the Fund buys are “investment-grade,” although it can invest as much as 25% of its total assets in below-investment-grade securities (commonly called “junk bonds”). This restriction is applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been downgraded or, in the case of an unrated security, after the Fund’s adviser, Invesco Advisers, Inc. (Invesco or the Adviser), has changed its assessment of the security’s credit quality. As a result, credit rating downgrades or other market fluctuations may cause the Fund’s holdings of below-investment-grade securities to exceed, at times significantly, this restriction for an extended period of time. If the Fund has more than 25% of its total assets invested in below-investment-grade securities, the Adviser will not purchase additional below-investment-grade securities until the level of holdings in those securities no longer exceeds the restriction. Investment-grade securities are: (i) securities rated BBB- or higher by S&P Global Ratings (“S&P”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase. While securities rated BBB+, BBB or BBB- by S&P or Baa1, Baa2 or Baa3 by Moody’s are considered investment-grade, they have some speculative characteristics. If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the Adviser uses the highest rating assigned. The Fund also invests in unrated securities, in which case the Adviser internally assigns ratings to those securities, after assessing their credit quality and other factors, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations.
To the extent the Fund invests in pre-refunded municipal securities collateralized by U.S. government securities, the Fund may treat those securities as investment-grade (AAA) securities even if the issuer itself has a below-investment-grade rating.
The Fund does not limit its investments to securities of a particular maturity range, and may hold both short-and long-term securities. However, the Fund currently focuses on longer-term securities to seek higher yields. This portfolio strategy is subject to change. The Fund may invest in obligations that pay interest at fixed or variable rates.
The Fund can invest in inverse floating rate interests (Inverse Floaters) issued in connection with municipal tender option bond (TOB) financing transactions to generate leverage for the Fund. The Fund can expose up to 20% of its total assets to the effects of leverage from its investments in Inverse Floaters. The Fund's investments in Inverse Floaters are included for purposes of the 80% policies described above. The Fund can also engage in reverse repurchase agreements, which also create leverage.
The Fund can invest in derivative instruments, including futures contracts. The Fund can use futures contracts, including interest rate futures, to reduce exposure to interest rate changes and to manage duration.
The Fund can borrow money for investment-related purposes including to purchase additional securities, which is another form of leverage. Although the amount of borrowing will vary from time to time, the amount of leveraging from borrowings will not exceed one-third of the Fund’s total assets. The Fund may also borrow to meet redemption obligations or for temporary and emergency purposes.
The Fund can invest up to 20% of its net assets (plus borrowings for investment purposes) in investments that generate income subject to income taxes. Taxable investments include many of the types of securities the Fund would buy for temporary defensive purposes. The Fund does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies.
The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
The Fund may invest more than 25% of its net assets in a segment of the municipal securities market with similar characteristics if the Adviser determines that the yields available from obligations in a particular segment justify the additional risks of a larger investment in such segment. The Fund may not, however, invest more than 25% of its net assets in industrial development revenue bonds issued for companies in the same industry.
The Fund can invest up to 25% of its total assets in tobacco settlement revenue bonds, which make payments only from a state’s interest in the Master Settlement Agreement (MSA), and up to 25% of its total assets in tobacco bonds subject to a state’s appropriation pledge, which make payments from both MSA revenue and a state’s appropriation pledge.
Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund's macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund's exposure to a particular security or issuer, degradation of an issuer's credit quality, or general liquidity needs of the Fund. The potential for realization of capital gains or losses resulting from possible changes in interest rates will not be a major consideration and frequency of portfolio turnover generally will not be a limiting factor if the Adviser considers it advantageous to purchase or sell securities.

Invesco Pennsylvania Municipal Fund | Invesco Pennsylvania Municipal Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal market conditions, and as a fundamental policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities the income from which, in the opinion of counsel to the issuer of each security, is exempt from regular federal individual and, as applicable, the Fund’s state income tax. The policy stated in the foregoing sentence may not be changed without shareholder approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (1940 Act). In complying with this 80% investment requirement, the Fund may invest in derivatives and other instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.
As a fundamental policy, the Fund may invest up to 20% of its net assets in securities subject to the federal alternative minimum tax (AMT). Additionally, under normal market conditions, and as a fundamental policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in Pennsylvania municipal securities, and in derivatives and other instruments that have economic characteristics similar to such securities. Municipal securities are generally issued by the state and its political subdivisions (such as cities, towns, counties, agencies and authorities) and primarily include municipal bonds (long-term (generally more than one-year) obligations), municipal notes (short-term obligations) and interests in municipal leases. Municipal securities generally are classified as general or revenue obligations. General obligations are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are bonds whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. The securities in which the Fund invests as part of the Fund’s 80% policy with respect to Pennsylvania municipal securities may also include securities issued by issuers located outside of Pennsylvania, such as U.S. territories, commonwealths and possessions, or by their agencies, instrumentalities and authorities, if the interest on such securities is not subject to Pennsylvania and federal income tax. These securities are “Pennsylvania municipal securities” for purposes of this prospectus.
Most of the securities the Fund buys are “investment-grade,” although it can invest as much as 25% of its total assets in below-investment-grade securities (commonly called “junk bonds”). This restriction is applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been downgraded or, in the case of an unrated security, after the Fund’s adviser, Invesco Advisers, Inc. (Invesco or the Adviser) has changed its assessment of the security’s credit quality. As a result, credit rating downgrades or other market fluctuations may cause the Fund’s holdings of below-investment-grade securities to exceed, at times significantly, this restriction for an extended period of time. If the Fund has more than 25% of its total assets invested in below-investment-grade securities, the Adviser will not purchase additional below-investment-grade securities until the level of holdings in those securities no longer exceeds the restriction. Investment-grade securities are: (i) securities rated BBB- or higher by S&P Global Ratings (“S&P”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase. While securities rated BBB+, BBB or BBB- by S&P or Baa1, Baa2 or Baa3 by Moody’s are considered investment-grade, they have some speculative characteristics. If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the Adviser uses the highest rating assigned. The Fund also invests in unrated securities, in which case the Adviser internally assigns ratings to those securities, after assessing their credit quality and other factors, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations.
To the extent the Fund invests in pre-refunded municipal securities collateralized by U.S. government securities, the Fund may treat those securities as investment-grade (AAA) securities even if the issuer itself has a below-investment-grade rating.
The Fund does not limit its investments to securities of a particular maturity range, and may hold both short-and long-term securities. However, the Fund expects to focus on longer-term securities to seek higher yields. This portfolio strategy is subject to change. The Fund may invest in obligations that pay interest at fixed or variable rates.
The Fund can invest in inverse floating rate interests (Inverse Floaters) issued in connection with municipal tender option bond (TOB) financing transactions to generate leverage for the Fund. The Fund can expose up to 20% of its total assets to the effects of leverage from its investments in Inverse Floaters. The Fund's investments in Inverse Floaters are included for purposes of the 80% policies described above.
The Fund can invest in derivative instruments, including futures contracts. The Fund can use futures contracts, including interest rate futures, to reduce exposure to interest rate changes and to manage duration.
The Fund can borrow money for investment-related purposes including to purchase additional securities, which is another form of leverage. Although the amount of borrowing will vary from time to time, the amount of leveraging from borrowings will not exceed one-third of the Fund’s total assets. The Fund may also borrow to meet redemption obligations or for temporary and emergency purposes.
The Fund can invest up to 20% of its net assets (plus borrowings for investment purposes) in investments that generate income subject to income taxes. Taxable investments include many of the types of securities the Fund would buy for temporary defensive purposes. The Fund does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies.
The Fund may invest more than 25% of its net assets in a segment of the municipal securities market with similar characteristics if the Adviser determines that the yields available from obligations in a particular segment justify the additional risks of a larger investment in such segment. The Fund may not, however, invest more than 25% of its net assets in industrial development revenue bonds issued for companies in the same industry.
The Fund can invest up to 25% of its total assets in tobacco settlement revenue bonds, which make payments only from a state’s interest in the Master Settlement Agreement (MSA), and up to 25% of its total assets in tobacco bonds subject to a state’s appropriation pledge, which make payments from both MSA revenue and a state’s appropriation pledge.
Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund's macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund's exposure to a particular security or issuer, degradation of an issuer's credit quality, or general liquidity needs of the Fund. The potential for realization of capital gains or losses resulting from possible changes in interest rates will not be a major consideration and frequency of portfolio turnover generally will not be a limiting factor if the Adviser considers it advantageous to purchase or sell securities.

Invesco Rochester AMT-Free New York Municipal Fund | Invesco Rochester AMT-Free New York Municipal Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal market conditions, and as a fundamental policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities, the income from which, in the opinion of counsel to the issuer of each security, is exempt from regular federal individual and, as applicable, the Fund’s state income tax. The policy stated in the foregoing sentence may not be changed without shareholder approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (1940 Act). In complying with this 80% investment requirement, the Fund may invest in derivatives and other instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.
Municipal securities generally are classified as general or revenue obligations. General obligations are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are bonds whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. The securities in which the Fund invests as part of its 80% policy related to New York municipal securities may also include securities issued by U.S. territories, commonwealths and possessions or by their agencies, instrumentalities and authorities, if the interest on such securities is not subject to New York state and New York City personal income taxes and federal income tax. These securities are “New York municipal securities” for purposes of this prospectus.
The Fund will not invest in municipal securities the interest from which (and thus proportionate share of the exempt-interest dividends paid by the Fund) would be subject to the federal alternative minimum tax (AMT). Additionally, under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in New York municipal securities, and in derivatives and other instruments that have economic characteristics similar to such securities. These securities are generally issued by the state and its political subdivisions (such as cities, towns, counties, agencies and authorities) and primarily include municipal bonds (long-term (generally more than one year) obligations), municipal notes (short-term obligations), interests in municipal leases, and tax-exempt commercial paper.
Most of the securities the Fund buys are “investment-grade,” although it can invest as much as 25% of its total assets in below-investment-grade securities (commonly called “junk bonds”). This restriction is applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been downgraded or, in the case of an unrated security, after the Fund’s adviser, Invesco Advisers, Inc. (Invesco or the Adviser), has changed its assessment of the security’s credit quality. As a result, credit rating downgrades or other market fluctuations may cause the Fund’s holdings of below-investment grade securities to exceed, at times significantly, this restriction for an extended period of time. If the Fund has more than 25% of its total assets invested in below-investment-grade securities, the Adviser will not purchase additional below-investment-grade securities until the level of holdings in those securities no longer exceeds the restriction. Investment-grade securities are: (i) securities rated BBB- or higher by S&P Global Ratings (S&P) or Baa3 or higher by Moody's Investors Service, Inc. (Moody's) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase. While securities rated BBB+, BBB or BBB- by S&P or Baa1, Baa2 or Baa3 by Moody's are considered investment-grade, they have some speculative characteristics. If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the Adviser uses the highest rating assigned. The Fund also invests in unrated securities, in which case the Adviser internally assigns ratings to those securities, after assessing their credit quality and other factors, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations.
To the extent the Fund invests in pre-refunded municipal securities collateralized by U.S. government securities, the Fund may treat those securities as investment-grade (AAA) securities even if the issuer itself has a below-investment-grade rating.
The Fund does not limit its investments to securities of a particular maturity range, but it generally focuses on longer-term securities to seek higher yields. The Fund may invest in inverse floating rate interests (Inverse Floaters) issued in connection with municipal tender option bond (TOB) financing transactions to generate leverage for the Fund. The Fund can expose up to 20% of its total assets to the effects of leverage from its investments in Inverse Floaters. The Fund's investments in Inverse Floaters are included for purposes of the 80% policies described above.
The Fund can also engage in reverse repurchase agreements, which also create leverage.
The Fund can invest in derivative instruments, including futures contracts and swap contracts.
The Fund can use futures contracts, including interest rate futures, to reduce exposure to interest rate changes and to manage duration.
The Fund can invest in swaps, including interest rate swaps, to hedge its exposure to interest rates. The Fund may not enter into interest rate swaps with respect to more than 25% of its total assets.
The Fund can borrow money for investment-related purposes including to purchase additional securities, which is another form of leverage. Although the amount of borrowing will vary from time to time, the amount of leveraging from borrowings will not exceed one-third of the Fund’s total assets. The Fund may also borrow to meet redemption obligations or for temporary and emergency purposes.
The Fund can invest up to 20% of its net assets (plus borrowings for investment purposes) in investments that generate income subject to income taxes. Taxable investments include many of the types of securities the Fund would buy for temporary defensive purposes. The Fund does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies.
The Fund can invest up to 25% of its total assets in tobacco settlement revenue bonds, which make payments only from a state's interest in the Master Settlement Agreement (MSA), and up to 25% of its total assets in tobacco bonds subject to a state's appropriation pledge, which make payments from both MSA revenue and a state's appropriation pledge.
The Fund may also invest in securities that are subject to resale restrictions and/or exempt from registration under the Securities Act of 1933, as amended (Securities Act), such as those contained in Rule 144A promulgated under the Securities Act. The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities.
Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund's macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund's exposure to a particular security or issuer, degradation of an issuer's credit quality, or general liquidity needs of the Fund. The potential for realization of capital gains or losses resulting from possible changes in interest rates will not be a major consideration and frequency of portfolio turnover generally will not be a limiting factor if the Adviser considers it advantageous to purchase or sell securities.

Invesco Rochester Limited Term New York Municipal Fund | Invesco Rochester Limited Term New York Municipal Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal market conditions, and as a fundamental policy, the Fund expects to invest at least 80% of its net assets (plus borrowings for investment purposes) in securities the income from which, in the opinion of counsel to the issuer of each security, is exempt from federal and, as applicable, the Fund’s state income tax. The policy stated in the foregoing sentence is a fundamental policy of the Fund and may not be changed without shareholder approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (1940 Act). In complying with this 80% investment requirement, the Fund may invest in derivatives and other instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.
The Fund selects investments without regard to the federal alternative minimum tax (AMT). Additionally, under normal market conditions, the Fund expects to invest at least 80% of its net assets (plus borrowings for investment purposes) in New York municipal securities, and in derivatives and other instruments that have economic characteristics similar to such securities. These securities are generally issued by the state and its political subdivisions (such as cities, towns, counties, agencies and authorities) and primarily include municipal bonds (long-term (generally more than one-year) obligations), municipal notes (short-term obligations), interests in municipal leases and tax-exempt commercial paper. Municipal securities generally are classified as general or revenue obligations. General obligations are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are bonds whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. The securities in which the Fund invests as part of its 80% policy related to New York municipal securities may also include those issuers located outside of New York, such as U.S. territories, commonwealths and possessions or by their agencies, instrumentalities and authorities, if the interest on such securities is not subject to New York and federal income tax. These securities are “New York municipal securities” for purposes of this prospectus.
The Fund seeks to maintain a dollar-weighted average effective portfolio maturity of five years or less, however, it can buy securities with maturities of more than five years. Because of events affecting the bond markets and interest rate changes, the maturity of the portfolio might not meet the target at all times.
The Fund can invest up to 20% of its total assets in below-investment-grade securities, sometimes called “high-yield securities” or “junk bonds”. This restriction is applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been downgraded or, in the case of an unrated security, after the Fund’s adviser,
Invesco Advisers, Inc. (Invesco or the Adviser), has changed its assessment of the security’s credit quality. As a result, credit rating downgrades or other market fluctuations may cause the Fund’s holdings of below-investment-grade securities to exceed, at times significantly, this restriction for an extended period of time. If the Fund has more than 20% of its total assets invested in below-investment-grade securities, the Adviser will not purchase additional below-investment-grade securities until the level of holdings in those securities no longer exceeds the restriction. Investment-grade securities are: (i) securities rated BBB- or higher by S&P Global Ratings (S&P) or Baa3 or higher by Moody's Investors Service, Inc. (Moody's) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase. While securities rated BBB+, BBB or BBB- by S&P or Baa1, Baa2 or Baa3 by Moody's are considered investment-grade, they have some speculative characteristics. If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the Adviser uses the highest rating assigned. The Fund may also invest in unrated securities, in which case the Adviser internally assigns ratings to those securities, after assessing their credit quality and other factors, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations.
To the extent the Fund invests in pre-refunded municipal securities collateralized by U.S. government securities, the Fund may treat those securities as investment-grade (AAA) securities even if the issuer itself has a below-investment-grade rating.
The Fund can invest substantial amounts of its assets in private activity municipal securities that pay interest that is tax-exempt but which may be a “tax-preference item” for investors subject to alternative minimum taxation. To the extent the Fund invests in securities that may pay interest subject to alternative minimum taxation, those securities will be counted towards the Fund’s policy regarding minimum investments in New York municipal securities as described above.
The Fund can invest in inverse floating rate interests (Inverse Floaters) issued in connection with municipal tender option bond (TOB) financing transactions to generate leverage for the Fund. The Fund can expose up to 20% of its total assets to the effects of leverage from its investments in Inverse Floaters. The Fund's investments in Inverse Floaters are included for purposes of the 80% policies described above.
The Fund can invest in derivative instruments, including futures contracts and swap contracts.
The Fund can use futures contracts, including interest rate futures, to reduce exposure to interest rate changes and to manage duration.
The Fund can use swap contracts, including interest rate swaps, to seek to hedge its exposure to interest rates. The Fund may not enter into interest rate swaps with respect to more than 25% of its total assets.
The Fund can borrow money for investment-related purposes including to purchase additional securities, which is another form of leverage. Although the amount of borrowing will vary from time to time, the amount of leveraging from borrowings will not exceed one-third of the Fund’s total assets. The Fund may also borrow to meet redemption obligations or for temporary and emergency purposes.
The Fund can invest up to 20% of its net assets (plus borrowings for investment purposes) in investments that generate income subject to income taxes. Taxable investments include many of the types of securities the Fund would buy for temporary defensive purposes. The Fund does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies.
The Fund may invest more than 25% of its net assets in a segment of the municipal securities market with similar characteristics if the Adviser determines that the yields available from obligations in a particular segment justify the additional risks of a larger investment in such segment. The Fund may not, however, invest more than 25% of its net assets in industrial development revenue bonds issued for companies in the same industry.
The Fund can invest up to 25% of its total assets in tobacco settlement revenue bonds and up to 25% of its total assets in tobacco-related bonds without an appropriation pledge that make payments only from a state’s interest in the Master Settlement Agreement (MSA).
The Fund may invest a substantial percentage of its assets in “callable” securities, which may be redeemed by the issuer before their maturity date.
The portfolio managers also focus on securities with coupon interest or accretion rates, current market interest rates, callability and call prices that might change the effective maturity of particular securities and the overall portfolio and securities with various maturities in an effort to reduce share price volatility and reinvestment risk.
Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund's macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund's exposure to a particular security or issuer, degradation of an issuer's credit quality, or general liquidity needs of the Fund. The potential for realization of capital gains or losses resulting from possible changes in interest rates will not be a major consideration and frequency of portfolio turnover generally will not be a limiting factor if the Adviser considers it advantageous to purchase or sell securities.

Invesco Rochester Municipal Opportunities Fund | Invesco Rochester Municipal Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal market conditions, and as a fundamental policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities the income from which, in the opinion of counsel to the issuer of each security, is exempt from regular federal individual and, as applicable, the Fund’s state income tax. The policy stated in the foregoing sentence may not be changed without shareholder approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (1940 Act). In complying with the 80% investment requirement, the Fund may invest in derivatives and other instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.
The Fund invests in municipal securities issued by the governments of states, their political subdivisions (such as cities, towns, counties, agencies and authorities) and the District of Columbia, U.S. territories, commonwealths and possessions or by their agencies, instrumentalities and authorities. These primarily include municipal bonds (long-term (more than one-year) obligations), municipal notes (short-term obligations), interests in municipal leases, and tax-exempt commercial paper. Municipal securities generally are classified as general or revenue obligations. General obligations are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are bonds whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. The Fund selects investments without regard to the federal alternative minimum tax (AMT).
Up to 100% of the securities the Fund buys may be high-yield, lower-grade fixed income securities, including those below investment-grade (commonly called “junk bonds”). Under normal market conditions, however, the Fund intends to invest approximately 50% to 70% of its total assets in these types of securities. Below-investment grade securities are: (i) securities rated below BBB- by S&P Global Ratings (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Fund’s adviser, Invesco Advisers, Inc. (Invesco or the Adviser) to be of comparable quality, each at the time of purchase. The Fund may invest in distressed debt securities and defaulted securities. The Fund also invests in unrated securities, in which case the Adviser internally assigns ratings to those securities, after assessing their credit quality and other factors, in investment-grade or below-investment-grade categories similar to those of NRSROs. Since the Fund may invest in lower-rated and below-investment-grade securities without limit, the Fund’s investments should be considered speculative.
To the extent the Fund invests in pre-refunded municipal securities collateralized by U.S. government securities, the Fund may treat those securities as investment-grade (AAA) securities even if the issuer itself has a below-investment-grade rating.
The Fund does not limit its investments to securities of a particular maturity range, and may hold both short-and long-term securities. However, the Fund currently expects to focus on longer-term securities to seek higher yields. This portfolio strategy is subject to change.
The Fund can invest in inverse floating rate interests (Inverse Floaters) issued in connection with municipal tender option bond (TOB) financing transactions to generate leverage for the Fund. The Fund can expose up to 35% of its total assets to the effects of leverage from its investments in Inverse Floaters. The Fund's investments in Inverse Floaters are included for purposes of the 80% policy described above.
The Fund can invest in derivative instruments, including futures contracts. The Fund can use futures contracts, including interest rate futures, to reduce exposure to interest rate changes and to manage duration.
The Fund can borrow money for investment-related purposes including to purchase additional securities, which is another form of leverage. Although the amount of borrowing will vary from time to time, the amount of leveraging from borrowings will not exceed one-third of the Fund’s total assets. The Fund may also borrow to meet redemption obligations or for temporary and emergency purposes.
The Fund may invest more than 25% of its net assets in a segment of the municipal securities market with similar characteristics if the Adviser determines that the yields available from obligations in a particular segment justify the additional risks of a larger investment in such segment. The Fund may not, however, invest more than 25% of its net assets in industrial development revenue bonds issued for companies in the same industry.
The Fund can invest up to 25% of its total assets in tobacco settlement revenue bonds, which make payments only from a state’s interest in the Master Settlement Agreement (MSA), and up to 25% of its total assets in tobacco bonds subject to a state’s appropriation pledge, which make payments from both MSA revenue and a state’s appropriation pledge.
The Fund may invest in illiquid or thinly traded investments. The Fund may also invest in securities that are subject to resale restrictions and/or exempt from registration under the Securities Act of 1933, as amended (Securities Act), such as those contained in Rule 144A promulgated under the Securities Act. The Fund may invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended. The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities. The Fund can invest without limit in zero coupon securities.
Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund. The potential for realization of capital gains or losses resulting from possible changes in interest rates will not be a major consideration and frequency of portfolio turnover generally will not be a limiting factor if the Adviser considers it advantageous to purchase or sell securities.

Invesco Rochester New York Municipals Fund | Invesco Rochester New York Municipals Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal market conditions, and as a fundamental policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities the income from which, in the opinion of counsel to the issuer of each security, is exempt from regular federal individual and, as applicable, the Fund’s state income tax. Additionally, under normal market conditions, and as a fundamental policy, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in New York municipal securities. The policies stated in the foregoing sentences may not be changed without shareholder approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (1940 Act). In complying with the 80% investment requirements, the Fund may invest in derivatives and other instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirements.
As a fundamental policy, the Fund may invest up to 20% of its net assets in securities subject to the federal alternative minimum tax (AMT). The Fund invests mainly in New York municipal securities that pay interest that, in the opinion of counsel to the issuer of each security, is exempt from federal and New York personal income taxes. Municipal securities are generally issued by the state and its political subdivisions (such as cities, towns, counties, agencies and authorities) and primarily include municipal bonds (long-term (generally more than one-year) obligations), municipal notes (short-term obligations), interests in municipal leases and tax-exempt commercial paper. Municipal securities generally are classified as general or revenue obligations. General obligations are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are bonds whose interest is payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. The securities in which the Fund invests as part of its 80% policy related to New York municipal securities may also include those issuers located outside of New York, such as U.S. territories, commonwealths and possessions or by their agencies, instrumentalities and authorities, if the interest on such securities is not subject to New York and federal income tax. These securities are “New York municipal securities” for purposes of this prospectus.
The Fund can invest up to 25% of its total assets in below-investment-grade securities (commonly called “junk bonds”). This restriction is applied at the time of purchase and the Fund may continue to hold a security whose credit rating has been downgraded or, in the case of an unrated security, after the Fund’s adviser, Invesco Advisers, Inc. (Invesco or the Adviser), has changed its assessment of the security’s credit quality. As a result, credit rating downgrades or other market fluctuations may cause the Fund’s holdings of below-investment-grade securities to exceed, at times significantly, this restriction for an extended period of time. If the
Fund has more than 25% of its total assets invested in below-investment-grade securities, the Adviser will not purchase additional below-investment-grade securities until the level of holdings in those securities no longer exceeds the restriction. Investment-grade securities are: (i) securities rated BBB- or higher by S&P Global Ratings (S&P) or Baa3 or higher by Moody's Investors Service, Inc. (Moody's) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality, each at the time of purchase. While securities rated BBB+, BBB or BBB- by S&P or Baa1, Baa2 or Baa3 by Moody's are considered investment-grade, they have some speculative characteristics. If two or more nationally recognized statistical rating organizations have assigned different ratings to a security, the Adviser uses the highest rating assigned. The Fund may also invest in unrated securities, in which case the Adviser internally assigns ratings to those securities, after assessing their credit quality and other factors, in investment-grade or below-investment-grade categories similar to those of nationally recognized statistical rating organizations.
To the extent the Fund invests in pre-refunded municipal securities collateralized by U.S. government securities, the Fund may treat those securities as investment-grade (AAA) securities even if the issuer itself has a below-investment-grade rating.
The Fund’s investments have no maturity limitations and can include municipal bonds, municipal notes, and interests in municipal leases and tax-exempt commercial paper. At times, the Fund may focus on longer-term securities to seek higher yields. This portfolio strategy is subject to change. The Fund can buy general obligation bonds and revenue bonds, including “private activity” municipal securities that pay income subject to alternative minimum taxation. The Fund may invest a substantial percentage of its assets in “callable” securities, which may be redeemed by the issuer before their maturity date.
The Fund can invest in inverse floating rate interests (Inverse Floaters) issued in connection with municipal tender option bond (TOB) financing transactions to generate leverage for the Fund. The Fund can expose up to 20% of its total assets to the effects of leverage from its investments in Inverse Floaters. The Fund's investments in Inverse Floaters are included for purposes of the 80% policies described above.
The Fund can invest in derivative instruments, including futures contracts and swap contracts.
The Fund can use futures contracts, including interest rate futures, to reduce exposure to interest rate changes and to manage duration.
The Fund can use swap contracts, including interest rate swaps, to seek to hedge its exposure to interest rates. The Fund may not enter into interest rate swaps with respect to more than 25% of its total assets.
The Fund can borrow money for investment-related purposes including to purchase additional securities, which is another form of leverage. Although the amount of borrowing will vary from time to time, the amount of leveraging from borrowings will not exceed one-third of the Fund’s total assets. The Fund may also borrow to meet redemption obligations or for temporary and emergency purposes.
The Fund can invest up to 20% of its net assets (plus borrowings for investment purposes) in investments that generate income subject to income taxes. Taxable investments include many of the types of securities the Fund would buy for temporary defensive purposes. The Fund does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies.
The Fund may invest more than 25% of its net assets in a segment of the municipal securities market with similar characteristics if the Adviser determines that the yields available from obligations in a particular segment justify the additional risks of a larger investment in such segment. The Fund may not, however, invest more than 25% of its net assets in industrial development revenue bonds issued for companies in the same industry.
The Fund can invest up to 25% of its total assets in tobacco settlement revenue bonds and up to 25% of its total assets in tobacco-related bonds without an appropriation pledge that make payments only from a state’s interest in the Master Settlement Agreement (MSA).
The Fund can invest in reverse repurchase agreements.
The Fund may invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended. The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities. Zero coupon securities are debt securities that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. Payment-in-kind securities are debt securities that pay interest through the issuance of additional securities.
Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund's macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund's exposure to a particular security or issuer, degradation of an issuer's credit quality, or general liquidity needs of the Fund. The potential for realization of capital gains or losses resulting from possible changes in interest rates will not be a major consideration and frequency of portfolio turnover generally will not be a limiting factor if the Adviser considers it advantageous to purchase or sell securities.
These factors may change over time and may vary in particular cases. The portfolio managers may consider selling a security if any of these factors no longer applies to a security purchased for the Fund, but are not required to do so.